Commitments and Contingencies - Additional Information (Detail)	3 Months Ended		12 Months Ended			3 Months Ended		12 Months Ended	3 Months Ended	12 Months Ended
	Mar. 31, 2013 USD ($)	Mar. 31, 2012 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Mar. 31, 2013 Cyprus Agreement [Member] USD ($)	Mar. 31, 2013 Minimum [Member] USD ($)	Dec. 31, 2012 Minimum [Member] USD ($)	Mar. 31, 2013 Maximum [Member] USD ($)	Dec. 31, 2012 Maximum [Member] USD ($)	Mar. 31, 2013 Maximum [Member] Cyprus Agreement [Member] EUR (€)
Commitment And Contingencies [Line Items]
Effective date of agreement	Oct. 01, 2007		Oct. 01, 2007
Extended agreement term	3 years		3 years
Expiry date of agreement	Dec. 31, 2020		Dec. 31, 2020
Commitment to purchase services	$ 100,000,000		$ 100,000,000				$ 1,000,000,000	$ 1,000,000,000	$ 2,500,000,000	$ 2,500,000,000
Deposits											100,000
Percentage of Conversion of Uninsured deposits into Class A shares						37.50%
Additional Conversion of Uninsured deposits into Class A shares						22.50%
Selling, General and Administrative expenses	451,000,000	446,000,000	1,756,000,000	1,867,000,000	1,632,000,000	4,000,000
Total expenses incurred under operating leases			88,000,000	97,000,000	96,000,000
Recognized rental income received under subleases			8,000,000	10,000,000	13,000,000
Aggregate future proceeds under non-cancelable subleases			40,000,000
Letters of credit issued and outstanding			$ 13,000,000	$ 19,000,000